Intangibles (Quarter) (Detail) - Capitalized Development Cost Amortization (USD $)	Sep. 30, 2012	Dec. 31, 2011
2012	$ 55,981	$ 190,579
2013	233,842	190,579
2014	233,842	190,579
2015	210,657	167,394
2016	119,006	75,743
2017	12,955
Total	$ 866,284	$ 814,874